Supplement to the
Fidelity® SAI Emerging Markets Index Fund, Fidelity® SAI Emerging Markets Low Volatility Index Fund, Fidelity® SAI Emerging Markets Value Index Fund, Fidelity® SAI International Index Fund, Fidelity® SAI International Low Volatility Index Fund, Fidelity® SAI International Momentum Index Fund, Fidelity® SAI International Quality Index Fund, Fidelity® SAI International Value Index Fund, and Fidelity® SAI U.S. Low Volatility Index Fund
December 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Diversification
For each fund (other than Fidelity® SAI Emerging Markets Index Fund):
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
For Fidelity® SAI Emerging Markets Index Fund:
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer; provided that the fund intends to be diversified in approximately the same proportion as the fund's underlying index is diversified.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
In addition to each fund's fundamental and non-fundamental investment limitations discussed above:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires Fidelity® SAI Emerging Markets Index Fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of Fidelity® SAI Emerging Markets Index Fund's total assets are invested in securities of any one issuer, and (b) Fidelity® SAI Emerging Markets Index Fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of Fidelity® SAI Emerging Markets Index Fund's taxable year.
SV1-SV2-SSTK-0526-104-1.9879587.104	May 28, 2026

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
December 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Diversification
For Fidelity® Emerging Markets Index Fund:
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer; provided that the fund intends to be diversified in approximately the same proportion as the fund's underlying index is diversified.
For Fidelity® Global ex U.S. Index Fund:
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
In addition to each fund's fundamental and non-fundamental investment limitations discussed above:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires Fidelity® Emerging Markets Index Fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of Fidelity® Emerging Markets Index Fund's total assets are invested in securities of any one issuer, and (b) Fidelity® Emerging Markets Index Fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of Fidelity® Emerging Markets Index Fund's taxable year.

EMX-I-GUX-I-SSTK-0526-114-1.933395.114	May 28, 2026

Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
December 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Diversification
For Fidelity® International Sustainability Index Fund:
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
For Fidelity® U.S. Sustainability Index Fund:
The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer; provided that the fund intends to be diversified in approximately the same proportion as the fund's underlying index is diversified.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
In addition to each fund's fundamental and non-fundamental investment limitations discussed above:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires Fidelity® U.S. Sustainability Index Fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of Fidelity® U.S. Sustainability Index Fund's total assets are invested in securities of any one issuer, and (b) Fidelity® U.S. Sustainability Index Fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of Fidelity® U.S. Sustainability Index Fund's taxable year.

USY-I-ISY-I-SSTK-0526-104-1.9884200.104	May 28, 2026